Shareholder Report, Holdings (Details)	Feb. 28, 2026
Schwab U.S. REIT ETF | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Schwab U.S. REIT ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Schwab U.S. REIT ETF | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab U.S. REIT ETF | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab U.S. REIT ETF | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab U.S. REIT ETF | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab U.S. REIT ETF | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab U.S. REIT ETF | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab U.S. REIT ETF | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab U.S. REIT ETF | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab U.S. REIT ETF | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[1]
Schwab U.S. REIT ETF | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[1]
Schwab U.S. REIT ETF | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
Schwab U.S. REIT ETF | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
Schwab U.S. REIT ETF | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab U.S. REIT ETF | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab U.S. REIT ETF | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab U.S. REIT ETF | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab U.S. REIT ETF | Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab U.S. REIT ETF | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab U.S. REIT ETF | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab U.S. REIT ETF | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab U.S. REIT ETF | Timber REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
Schwab U.S. REIT ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab Fundamental U.S. Broad Market ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Fundamental U.S. Broad Market ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Fundamental U.S. Broad Market ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab Fundamental U.S. Broad Market ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Fundamental U.S. Broad Market ETF | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental U.S. Broad Market ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Broad Market ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Fundamental U.S. Broad Market ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental U.S. Broad Market ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Fundamental U.S. Broad Market ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Fundamental U.S. Broad Market ETF | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3]
Schwab Fundamental U.S. Broad Market ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[1]
Schwab Fundamental U.S. Broad Market ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[1]
Schwab Fundamental U.S. Broad Market ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
Schwab Fundamental U.S. Broad Market ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
Schwab Fundamental U.S. Broad Market ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[1]
Schwab Fundamental U.S. Broad Market ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1]
Schwab Fundamental U.S. Broad Market ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[1]
Schwab Fundamental U.S. Broad Market ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Fundamental U.S. Broad Market ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab Fundamental U.S. Broad Market ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab Fundamental U.S. Broad Market ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[1]
Schwab Fundamental U.S. Large Company ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab Fundamental U.S. Large Company ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Fundamental U.S. Large Company ETF | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab Fundamental U.S. Large Company ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab Fundamental U.S. Large Company ETF | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab Fundamental U.S. Large Company ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental U.S. Large Company ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Large Company ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Large Company ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental U.S. Large Company ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental U.S. Large Company ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[1]
Schwab Fundamental U.S. Large Company ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[1]
Schwab Fundamental U.S. Large Company ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab Fundamental U.S. Large Company ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab Fundamental U.S. Large Company ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
Schwab Fundamental U.S. Large Company ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab Fundamental U.S. Large Company ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
Schwab Fundamental U.S. Large Company ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab Fundamental U.S. Large Company ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Fundamental U.S. Large Company ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
Schwab Fundamental U.S. Large Company ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab Fundamental U.S. Large Company ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[1]
Schwab Fundamental U.S. Small Company ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Fundamental U.S. Small Company ETF | Compass, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab Fundamental U.S. Small Company ETF | Viasat, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Fundamental U.S. Small Company ETF | EchoStar Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Fundamental U.S. Small Company ETF | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Fundamental U.S. Small Company ETF | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Fundamental U.S. Small Company ETF | Terex Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF | Victoria's Secret & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF | Liberty Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
Schwab Fundamental U.S. Small Company ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]
Schwab Fundamental U.S. Small Company ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
Schwab Fundamental U.S. Small Company ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
Schwab Fundamental U.S. Small Company ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
Schwab Fundamental U.S. Small Company ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab Fundamental U.S. Small Company ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[1]
Schwab Fundamental U.S. Small Company ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab Fundamental U.S. Small Company ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental U.S. Small Company ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[1]
Schwab Fundamental U.S. Small Company ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
Schwab Fundamental U.S. Small Company ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
Schwab Fundamental International Equity ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Fundamental International Equity ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab Fundamental International Equity ETF | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental International Equity ETF | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Fundamental International Equity ETF | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Fundamental International Equity ETF | BHP Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Fundamental International Equity ETF | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Fundamental International Equity ETF | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Fundamental International Equity ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity ETF | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Fundamental International Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[1]
Schwab Fundamental International Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab Fundamental International Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
Schwab Fundamental International Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab Fundamental International Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
Schwab Fundamental International Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Fundamental International Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[1]
Schwab Fundamental International Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
Schwab Fundamental International Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab Fundamental International Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
Schwab Fundamental International Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[2]
Schwab Fundamental International Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab Fundamental International Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab Fundamental International Equity ETF | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab Fundamental International Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.70%	[1]
Schwab Fundamental International Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
Schwab Fundamental International Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab Fundamental International Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%	[1]
Schwab Fundamental International Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Fundamental International Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
Schwab Fundamental International Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.60%	[1]
Schwab Fundamental International Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab Fundamental International Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[1]
Schwab Fundamental International Small Equity ETF | Ibiden Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental International Small Equity ETF | Mirae Asset Securities Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity ETF | Samsung Life Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Salzgitter AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Pan American Silver Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Helvetia Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | SCREEN Holdings Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Constellium SE, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Evolution Mining Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Kloeckner & Co. SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1]
Schwab Fundamental International Small Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Schwab Fundamental International Small Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[1]
Schwab Fundamental International Small Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab Fundamental International Small Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
Schwab Fundamental International Small Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab Fundamental International Small Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[1]
Schwab Fundamental International Small Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab Fundamental International Small Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental International Small Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
Schwab Fundamental International Small Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1],[2]
Schwab Fundamental International Small Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab Fundamental International Small Equity ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	30.80%	[1]
Schwab Fundamental International Small Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
Schwab Fundamental International Small Equity ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab Fundamental International Small Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
Schwab Fundamental International Small Equity ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab Fundamental International Small Equity ETF | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Fundamental International Small Equity ETF | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Fundamental International Small Equity ETF | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Fundamental International Small Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental International Small Equity ETF | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Fundamental International Small Equity ETF | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab Fundamental International Small Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Fundamental Emerging Markets Equity ETF | Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab Fundamental Emerging Markets Equity ETF | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Fundamental Emerging Markets Equity ETF | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Fundamental Emerging Markets Equity ETF | China Construction Bank Corp., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Fundamental Emerging Markets Equity ETF | Petroleo Brasileiro SA - Petrobras - Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab Fundamental Emerging Markets Equity ETF | Petroleo Brasileiro SA - Petrobras - Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab Fundamental Emerging Markets Equity ETF | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Fundamental Emerging Markets Equity ETF | Ping An Insurance Group Co. of China Ltd., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental Emerging Markets Equity ETF | China Petroleum & Chemical Corp., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Fundamental Emerging Markets Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1],[2]
Schwab Fundamental Emerging Markets Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Schwab Fundamental Emerging Markets Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[1]
Schwab Fundamental Emerging Markets Equity ETF | CHINA
Holdings [Line Items]
Percent of Total Investments	29.40%	[1]
Schwab Fundamental Emerging Markets Equity ETF | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.50%	[1]
Schwab Fundamental Emerging Markets Equity ETF | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Schwab Fundamental Emerging Markets Equity ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	6.40%	[1]
Schwab Fundamental Emerging Markets Equity ETF | THAILAND
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental Emerging Markets Equity ETF | INDIA
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab Fundamental Emerging Markets Equity ETF | BRAZIL
Holdings [Line Items]
Percent of Total Investments	13.40%	[1]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Amount is less than 0.05%.